Derivative Instruments	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

4. Derivative Instruments

We have historically managed the impact of foreign currency exchange rate and interest rate risk through various financial instruments, including derivative instruments such as interest rate swap contracts and foreign currency forward contracts. Our policy is to use derivatives strategically to hedge existing interest rate exposure and to minimize volatility in cash flow arising from our exposure to interest rate risk and foreign currency risk. We may also acquire other financial instruments that are classified as derivatives. We do not enter into derivative instruments for trading or speculative purposes.

Interest rate swaps

As of March 31, 2021, we do not hold any interest rate swap contracts. In connection with the Exchange Offer Transactions described in Note 1–Organization and Purpose, RPIFT terminated all outstanding interest rate swaps in February 2020. We paid $35.4 million in the three months ended March 31, 2020 to terminate our swaps and reclaimed $45.3 million of collateral that was held by the respective counterparties. We did not apply hedge accounting and recognized all movement in fair value through earnings. During the three months ended March 31, 2020, we recorded unrealized losses of $10.9 million on interest rate swaps in the condensed consolidated statements of comprehensive income.

Epizyme put option and warrant

In November 2019, RPIFT made an equity investment in Epizyme Inc. (“Epizyme”) of $100.0 million. Under the terms of its agreement with Epizyme, RPIFT made an upfront payment of $100.0 million for (1) shares of Epizyme common stock, (2) a warrant to purchase an additional 2.5 million shares of Epizyme common stock at $20 per share over a three-year term, and (3) Epizyme’s royalty on sales of Tazemetostat in Japan payable by Eisai Co., Ltd (“Eisai”). In addition, Epizyme had an 18 month put option to sell an additional $50.0 million of its common stock to RPIFT at then prevailing prices, not to exceed $20 per share, which Epizyme exercised in February 2020.

The warrant was recognized at fair value of $2.9 million and $5.4 million within the non-current asset portion of Derivative financial instruments on the condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020, respectively. We recorded an unrealized loss on derivative contracts of $2.6 million and $16.7 million related to the change in the fair value of the warrants on the condensed consolidated statements of comprehensive income for the three months ended March 31, 2021 and 2020, respectively.

Biohaven written put option

We determined there was a derivative associated with the Second Tranche (as defined below) of the Series A Biohaven Preferred Shares Agreement that was entered into in April 2019. The derivative related to Biohaven’s option, exercisable within 12 months from when the NDA for Nurtec ODT (rimegepant) was accepted by the FDA for Priority Review, to require Royalty Pharma to purchase up to an additional $75.0 million of Series A Biohaven Preferred Shares (the “Second Tranche”) at the same price and on the same terms as the First Tranche, in one or more transactions of no less than $25.0 million.

The Biohaven written put option was not exercised and expired in the year ended December 31, 2020. See Note 5–Available for Sale Debt Securities for a description of our investment in the Series A Biohaven Preferred Shares.

Summary of derivatives and reclassifications

The table below summarizes the change in fair value of derivatives for the three months ended March 31, 2021 and 2020 and the line items within the condensed consolidated statements of comprehensive income where the (gains)/losses on derivatives are recorded (in thousands).

	For the three months ended March 31,		Condensed Consolidated Statement of Comprehensive Income location
	2021	2020
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from Accumulated Other Comprehensive Income into income	$—	$4,066	Unrealized loss on derivative financial instruments
Change in fair value of interest rate swaps	—	(73)	Unrealized loss on derivative financial instruments
Interest expense	—	114	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	—	6,908	Unrealized loss on derivative financial instruments
Interest expense	—	408	Interest expense
Warrant:
Change in fair value of warrant	2,555	16,744	Unrealized loss on derivative financial instruments
Forward purchase contract:
Change in fair value of forward purchase contract	—	5,800	Unrealized loss on derivative financial instruments

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013 and 2016. As a result of the termination of interest rate swaps in February 2020, all amounts associated with interest rate swaps previously designated as cash flow hedges and recorded in Accumulated Other Comprehensive Income have been released into earnings.

4. Derivative Instruments

We have historically managed the impact of foreign currency exchange rate and interest rate risk through various financial instruments, including derivative instruments such as interest rate swap contracts and foreign currency forward contracts. Our policy is to use derivatives strategically to hedge existing interest rate exposure and to minimize volatility in cash flow arising from our exposure to interest rate risk and foreign currency risk. We may also acquire other financial instruments that are classified as derivatives. We do not enter into derivative instruments for trading or speculative purposes.

Interest rate swaps

As of December 31, 2020, we do not hold any interest rate swap contracts. In connection with the Exchange Offer Transactions described in Note 1-Organization and Purpose, RPIFT terminated all outstanding interest rate swaps in February 2020. We paid $35.4 million to terminate our swaps and reclaimed $45.3 million of collateral that was held by the respective counterparties.

As of December 31, 2019, RPIFT held interest rate swap contracts to effectively convert a portion of its floating-rate debt to a fixed basis. The notional values and fixed rates payable on the swap contracts are shown in the table below.

Notional Value	Fixed Rate	Maturity Date
(in millions)
$600	2.019%	November 9, 2020
$250	2.094%	March 27, 2023
$500	2.029%	March 27, 2023
$250	2.113%	March 27, 2023
$500	2.129%	March 27, 2023

We do not apply hedge accounting and recognize all movement in fair value through earnings. All outstanding interest rate swaps were terminated in February 2020. During the years ended December 31, 2020 and 2019, we recorded unrealized losses of $10.9 million and $72.6 million, respectively, on interest rate swaps in the consolidated statements of comprehensive income. During the year ended December 31, 2018, we recorded unrealized gains of $11.9 million on interest rate swaps in the consolidated statements of comprehensive income.

As of December 31, 2019, the fair value of the swaps was a net liability of $28.1 million (a current liability of $9.2 million and a non-current liability of $18.9 million) and included within Derivative financial instruments on the consolidated balance sheets.

RPIFT had master International Swaps and Derivatives Association (“ISDA”) agreements in place with its derivative instrument counterparties which provide for final close out netting with counterparties for all positions in the case of default or termination of the ISDA agreement. Under these agreements, RPIFT has set-off rights with the same counterparty but elected not to offset such derivative instrument fair values in the consolidated balance sheets.

RPIFT generally had executed a Credit Support Annex (“CSA”) under the ISDA it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities. These CSAs are bilateral agreements that require collateral postings by the party “out-of-the-money” or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. RPIFT elected not to offset fair value amounts of any outstanding derivatives against the fair value amounts recognized for the related cash collateral receivable or payable that arise from those derivative instruments on the consolidated balance sheets.

Only the swaps maturing in 2023 had collateral requirements. At December 31, 2019, RPIFT had a receivable of $45.6 million in cash collateral previously posted to trade counterparties, which was recorded in Other assets on the consolidated balance sheets. At December 31, 2019, RPIFT did not have the obligation to return any cash collateral to counterparties, as it did not hold any cash collateral at that date.

Epizyme put option and warrant

In November 2019, RPIFT made an equity investment in Epizyme Inc. (“Epizyme”) of $100.0 million. Under the terms of its agreement with Epizyme, RPIFT made an upfront payment of $100.0 million for (1) shares of Epizyme common stock, (2) a warrant to purchase an additional 2.5 million shares of Epizyme common stock at $20 per share over a three-year term and (3) Epizyme’s royalty on sales of Tazemetostat in Japan payable by Eisai Co., Ltd (“Eisai”). In addition, Epizyme had an 18 month put option to sell an additional $50.0 million of its common stock to RPIFT at then prevailing prices, not to exceed $20 per share.

On December 31, 2019, Epizyme notified RPIFT of its intention to exercise the put option. As a result, we recorded a forward purchase contract equal to the difference between the market value and exercise price of $11.5 million in the non-current asset portion of Derivative financial instruments on the consolidated balance sheet at December 31, 2019. The exercise of the put option was settled in February 2020.

The warrant was recognized at fair value of $5.4 million and $30.8 million within the non-current asset portion of Derivative financial instruments on the consolidated balance sheets at December 31, 2020 and 2019, respectively. We recorded an unrealized loss on derivative contracts of $25.4 million and an unrealized gain on derivative contracts of $22.0 million related to the change in fair value of the warrants on the consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019, respectively.

Biohaven written put option

We determined there was a derivative associated with the Second Tranche (as defined below) of the Series A Biohaven Preferred Shares Agreement that was entered into in April 2019. The derivative related to Biohaven’s option, exercisable within 12 months from when the NDA for Nurtec ODT (rimegepant) was accepted by the FDA for Priority Review, to require Royalty Pharma to purchase up to an additional $75.0 million of Series A Biohaven Preferred Shares (the “Second Tranche”) at the same price and on the same terms as the First Tranche, in one or more transactions of no less than $25.0 million. As of December 31, 2019, management determined that the value of the Second Tranche written put option was immaterial, and therefore no derivative liability was recognized on the consolidated balance sheets. The exercise period for the Biohaven written put option expired in the year ended December 31, 2020, and therefore there was no value or movement in fair value associated with the Biohaven written put option as of or for the year ended December 31, 2020. See Note 5-Available for Sale Debt Securities for a description of our investment in the Series A Biohaven Preferred Shares.

Summary of derivatives and reclassifications

The tables below summarize the change in fair value of the derivatives for the years ended December 31, 2020, 2019 and 2018 and the line items within the consolidated statements of comprehensive income where the gains/(losses) on these derivatives are recorded (in thousands).

	For the years ended December 31,			Consolidated Statement of Comprehensive Income location
	2020	2019	2018
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$4,066	$6,189	$8,003	Unrealized loss/(gain) on derivative financial instruments
Change in fair value of interest rate swaps	(73)	16,954	(3,357)	Unrealized loss/(gain) on derivative financial instruments
Interest expense/(income)	114	(9,565)	(9,758)	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	6,908	49,472	(16,569)	Unrealized loss/(gain) on derivative financial instruments
Interest expense/(income)	408	(2,681)	(440)	Interest expense
Warrant:
Change in fair value of warrant	25,375	(21,977)	—	Unrealized loss/(gain) on derivative financial instruments
Forward purchase contract:
Change in fair value of forward purchase contract	5,800	(11,500)	—	Unrealized loss/(gain) on derivative financial instruments

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013 and 2016. As a result of the termination of interest rate swaps in February 2020, all amounts associated with interest rate swaps previously designated as cash flow hedges and recorded in AOCI have been released into earnings.